The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Tax-Exempt Bond Fund, Columbia AMT-Free Virginia Intermediate Muni Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Minnesota Tax-Exempt Fund, Columbia Tax-Exempt Fund, Columbia U.S. Government Mortgage Fund and Columbia U.S. Treasury Index Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 2, 2015 (Accession No. 0001193125-15-072346), which is incorporated herein by reference.